SUBSEQUENT EVENTS (Details) - shares	Apr. 15, 2020	Dec. 31, 2019	Nov. 07, 2019	Dec. 31, 2018
Ordinary shares, shares issued		7,363,637	16,000,000	6,000,000
Subsequent Event | TraDigital Marketing Group, Inc (TraDigital)
Ordinary shares, shares issued	12,500
Subsequent Event | ARC Group Ltd (ARC)
Ordinary shares, shares issued	31,818